                          MASSACHUSETTS INVESTORS TRUST

                      Supplement to the Current Prospectus



         During the period from April 1, 1997 through May 30, 1997 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay Crowell Weedon & Co. 100% of the applicable sales charge on sales of Class A shares of the Fund sold by them during the Sales Period. In addition, MFD will pay Crowell Weedon & Co. an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by them during the Sales Period.

                 The date of this Supplement is April 1, 1997.

                          MASSACHUSETTS INVESTORS TRUST

                      Supplement to the Current Prospectus



         During the period from April 1, 1997 through May 30, 1997 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay Dain Bosworth, Inc. 100% of the applicable sales charge on sales of Class A shares of the Fund sold by them during the Sales Period. In addition, MFD will pay Dain Bosworth, Inc. an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by them during the Sales Period.

                 The date of this Supplement is April 1, 1997.

                          MASSACHUSETTS INVESTORS TRUST

                      Supplement to the Current Prospectus



         During the period from April 1, 1997 through May 30, 1997 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay EVEREN Securities, Inc. 100% of the applicable sales charge on sales of Class A shares of the Fund sold by them during the Sales Period. In addition, MFD will pay EVEREN Securities, Inc. an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by them during the Sales Period.

                 The date of this Supplement is April 1, 1997.

                          MASSACHUSETTS INVESTORS TRUST

                      Supplement to the Current Prospectus



         During the period from April 1, 1997 through May 30, 1997 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay Interstate Johnson Lane 100% of the applicable sales charge on sales of Class A shares of the Fund sold by them during the Sales Period. In addition, MFD will pay Interstate Johnson Lane an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by them during the Sales Period.

                 The date of this Supplement is April 1, 1997.